Stockholders’ Equity (Deficit) (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 03, 2022	Feb. 02, 2022	Jan. 14, 2022	Feb. 18, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 26, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized					500,000,000		500,000,000	500,000,000
Preferred Stock, Par or Stated Value Per Share					$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized					1,000,000,000		1,000,000,000	1,000,000,000
Common Stock, Par or Stated Value Per Share					$ 0.001		$ 0.001	$ 0.001
Line of credit									$ 5,000,000
Number of shares issued					2,500,000
Stock issued during period shares new issue					500,000
Initial purchase					$ 300,000
Common stock issued to satisfy convertible debt, value			$ 53,222		50,000		$ 270,000	$ 571,000
Debt converted			50,000
Interest converted			$ 3,222
Common stock issued to satisfy convertible debt, shares			575,558
Common stock issued for services Shares	500,000	20,000
Common stock issued for services	$ 85,000	$ 3,600			88,600	$ 165,000	165,000	1,970,900
Sale of common stock, value				$ 300,000	$ 300,000	$ 160,021	$ 718,113	$ 478,940
Sale of common stock, shares				1,875,000
Common Stock Subscription [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of common stock, shares					14,953,000